Average Annual Total Returns - FidelityInternationalIndexFunds-ComboPRO - FidelityInternationalIndexFunds-ComboPRO - Fidelity Global ex U.S. Index Fund	Dec. 30, 2023
Fidelity Global ex U.S. Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(15.74%)
Past 5 years	0.98%
Past 10 years	3.74%
Fidelity Global ex U.S. Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.08%)
Past 5 years	0.56%
Past 10 years	3.29%
Fidelity Global ex U.S. Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.77%)
Past 5 years	0.92%
Past 10 years	3.04%
MS112
Average Annual Return:
Past 1 year	(15.86%)
Past 5 years	1.05%
Past 10 years	3.96%